ACQUISITIONS AND DISPOSITIONS (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended									1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 CrossAlta Energy CAD	Jul. 31, 2013 CrossAlta Energy USD ($)	Dec. 31, 2013 Ontario solar projects Energy CAD facility	Dec. 31, 2011 Ontario solar projects Energy CAD facility MW	Jul. 31, 2013 GTN LLC Energy	Jul. 31, 2013 GTN GTN LLC and Bison LLC USD ($)	May 31, 2013 TC PipeLines, LP USD ($)	May 31, 2013 TC PipeLines, LP CAD	May 31, 2011 TC PipeLines, LP USD ($)	May 31, 2011 TC PipeLines, LP CAD	Dec. 31, 2013 TC PipeLines, LP	Apr. 30, 2013 TC PipeLines, LP	Dec. 31, 2012 TC PipeLines, LP	Apr. 30, 2011 TC PipeLines, LP	May 31, 2011 TC PipeLines, LP GTN LLC and Bison LLC USD ($)	Jul. 31, 2013 TC PipeLines, LP GTN LLC and Bison LLC	May 03, 2011 TC PipeLines, LP GTN LLC	Jul. 31, 2013 TC PipeLines, LP GTN LLC	May 03, 2011 TC PipeLines, LP Bison LLC	Jul. 31, 2013 TC PipeLines, LP Bison LLC	Jul. 31, 2013 TC PipeLines, LP GTN LLC	Jul. 31, 2013 TC PipeLines, LP Bison LLC
ACQUISITIONS AND DISPOSITIONS
Long Term Purchase Commitment Number of Projects Agreed to Purchase							9
Number of Facilities Purchased, Generation Capacity							86
Commitment for capital expenditures							500
Percentage interest purchased				40.00%				45.00%																45.00%	45.00%
Amount for which interest is acquired in cash, net of cash acquired	216	214	0	214		216
Long Term Purchase Commitment Power Purchase Agreement Term							20 years
Number of facilities acquired						4
Ownership interest after acquisition (as a percent)				100.00%
Ownership interest prior to acquisition (as a percent)				60.00%
Ownership interest from TransCanada to TC Pipelines																				25.00%	45.00%	25.00%	45.00%
Aggregate purchase price of interest in entities sold by TransCanada					1,050													605
Long-term debt included in aggregate purchase price									146									81
Percentage of acquired long-term debt																		25.00%	45.00%
Number of common units sold in an underwritten public offering (in shares)										8,855,000	8,855,000							7,245,000
Price per common unit issued (in dollars per unit)										$ 43.85								$ 47.58
Partners' Capital Account, Public Sale of Units										388								345
Net proceeds from issuance of common units										373								331
Capital contribution made to maintain general partnership interest										8		7
General partnership interest (as a percent)										2.00%	2.00%	2.00%	2.00%
Ownership interest in subsidiary (as a percent)										28.90%	28.90%	33.30%	33.30%	28.90%	33.30%	33.30%	38.20%
After-tax dilution gain recorded in additional paid-in capital											29		30
Pre-tax dilution gain recorded in additional paid-in capital as a result of decrease in ownership interest											47		50